Events after the balance sheet date (Details) € in Millions					12 Months Ended
	Feb. 08, 2024 EUR (€)	Feb. 08, 2024 £ / shares	Feb. 09, 2023 EUR (€)	Feb. 09, 2023 £ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares	Feb. 15, 2024 EUR (€)
Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividends declared per ordinary share (in pounds per share) | £ / shares		£ 0.36		£ 0.38	£ 1.48	£ 1.48
Dividends declared	€ 1,067		€ 1,086
Dividend declaration | Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividends declared per ordinary share (in pounds per share) | £ / shares		£ 0.3647
Dividends declared	€ 1,067
Entering into significant commitments or contingent liabilities | 3.25% Notes 2032
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Notional amount							€ 600
Borrowings interest rate							3.25%
Entering into significant commitments or contingent liabilities | 3.50% Notes 2037
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Notional amount							€ 600
Borrowings interest rate							3.50%